Balance Sheet Components (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Balance Sheet Components [Abstract]
Tools and equipment	$ 20
Depreciation expenses	$ 56	$ 27